Business Description and Basis of Presentation	3 Months Ended
Mar. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Business Description and Basis of Presentation

Note 1. Business Description and Basis of Presentation

Stratasys Ltd. (collectively with its subsidiaries, the “Company” or “Stratasys”) is a global leader in connected, polymer-based 3D printing solutions, across the entire manufacturing value chain. The Company leverages its competitive advantages, which include a broad set of best-in-class 3D printing platforms, software, a materials and technology partner ecosystem, innovative leadership, and global GTM infrastructure, in order to position itself to capture share in a significant and growing global marketplace, with a focus on manufacturing. The Company’s approximately 1,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, and education. Stratasys’ products and comprehensive solutions improve product quality, development time, cost, and time-to-market. The Company’s 3D ecosystem of solutions and expertise includes 3D printers, materials, software, expert services, and on-demand parts production.

The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require the Company to make estimates based on assumptions about current and, for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company’s current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company’s expectations, which could materially affect its results of operations and financial position.
In particular, a number of estimates have been and will continue to be affected by the COVID-19 pandemic and/or by macroeconomic conditions that have been triggered as a result of steps taken by governments to counter-act the pandemic. The global economic environment that has set in after the most severe period of the COVID-19 pandemic has passed - assuming that it has passed - remains uncertain, rapidly changing and difficult to predict. The magnitude and duration of, as well as the consequences of, global macroeconomic trends triggered, in large part, by the recovery from the pandemic, such as inflationary pressures and supply chain problems, remain ambiguous currently. As a result, the accounting estimates and assumptions may change over time in response to post-COVID-19 trends. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; inventory valuation; assessment of the annual effective tax rate; and the allowance for expected credit losses and bad debt.
The results of operations for the three months ended March 31, 2022 are not indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2021, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 24, 2022 as part of the Company’s Annual Report on Form 20-F for such year.